Cover	Sep. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-40058
Entity Registrant Name	SPECTRAL AI, INC.
Entity Central Index Key	0001833498
Entity Tax Identification Number	85-3987148
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2515 McKinney Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	499-4934
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MDAI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock, at an exercise price of $2.75 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock, at an exercise price of $2.75 per share
Trading Symbol	MDAIW
Security Exchange Name	NASDAQ